Power project acquisition and development costs (Disclosure of power project acquisition and development costs) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	$ 6,163,504	$ 5,699,836
Additions	424,420	487,842
Unrealized foreign exchange	413,625	(24,174)
Closing Balance	7,001,549	6,163,504
Development Costs [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	4,578,754	4,108,336
Additions	424,420	487,842
Unrealized foreign exchange	305,375	(17,424)
Closing Balance	5,308,549	4,578,754
Acquisition Costs [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	1,584,750	1,591,500
Additions	0	0
Unrealized foreign exchange	108,250	(6,750)
Closing Balance	$ 1,693,000	$ 1,584,750